Consolidated Statements of Comprehensive Income /(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 1,845,447	$ 1,812,827	$ 1,769,589
Cost of revenues:
Cost of revenues	982,095	982,486	950,268
Gross profit	863,352	830,341	819,321
Operating expenses:
Product development	419,114	441,161	412,173
Sales and marketing	340,840	380,290	390,423
General and administrative	95,773	108,764	119,041
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	7,245	16,369	86,882
Total operating expenses	862,972	946,584	1,008,519
Operating profit/(loss)	380	(116,243)	(189,198)
Other income /(expense), net	21,948	64,724	6,697
Interest income (including interest income generated from a related party of $1,157, $1,051 and $1,051, respectively, for 2017, 2018 and 2019)	10,546	24,074	24,138
Interest expense (including interest expense generated from a related party of $724, $519 and $818, respectively, for 2017, 2018 and 2019)	(14,370)	(17,538)	(4,088)
Exchange difference	3,279	9,026	(14,385)
Income /(loss) before income tax expense /(benefit)	21,783	(35,957)	(176,836)
Income tax expense /(benefit)	31,176	(13,433)	272,636
Net loss from continuing operations	(9,393)	(22,524)	(449,472)
Net loss from discontinued operations, net of tax	(33,998)	(44,835)	(20,531)
Net loss	(43,391)	(67,359)	(470,003)
Less: Net income from continuing operations attributable to the noncontrolling interest shareholders	117,177	107,318	91,076
Less: Net loss from discontinued operations attributable to the noncontrolling interest shareholders	(11,232)	(14,595)	(6,553)
Net loss from continuing operations attributable to Sohu.com Limited	(126,570)	(129,842)	(540,548)
Net loss from discontinued operations attributable to Sohu.com Limited	(22,766)	(30,240)	(13,978)
Net loss attributable to Sohu.com Limited	(149,336)	(160,082)	(554,526)
Net loss	(43,391)	(67,359)	(470,003)
Foreign currency translation adjustments	(13,069)	(37,339)	56,250
Change in unrealized gain /(loss) for equity securities with readily determinable fair values	0	0	12,179
Other comprehensive income /(loss)	(13,069)	(37,339)	68,429
Comprehensive loss	(56,460)	(104,698)	(401,574)
Less: Comprehensive income attributable to noncontrolling interest shareholders	93,244	61,376	117,960
Comprehensive loss attributable to Sohu.com Limited	$ (149,704)	$ (166,074)	$ (519,534)
Basic net loss per share attributable to Sohu.com Limited [Abstract]
Continuing operations	$ (3.22)	$ (3.33)	$ (13.91)
Disontinued operations	(0.58)	(0.78)	(0.36)
Net loss per share	$ (3.80)	$ (4.11)	$ (14.27)
Shares used in computing basic net loss per share attributable to Sohu.com Limited	39,249	38,959	38,858
Diluted net loss per share attributable to Sohu.com Limited [Abstract]
Continuing operations diluted	$ (3.25)	$ (3.36)	$ (13.95)
Disontinued operations diluted	(0.58)	(0.77)	(0.35)
Net loss per share	$ (3.83)	$ (4.13)	$ (14.30)
Shares used in computing diluted net loss per share attributable to Sohu.com Limited	39,249	38,959	38,858
Brand advertising [Member]
Revenues:
Revenues	$ 174,861	$ 231,945	$ 314,112
Cost of revenues:
Cost of revenues	126,406	184,473	363,624
Search and search-related advertising [Member]
Revenues:
Revenues	1,072,860	1,022,456	801,199
Cost of revenues:
Cost of revenues	703,144	664,164	412,904
Subtotal of online advertising [Member]
Revenues:
Revenues	1,247,721	1,254,401	1,115,311
Cost of revenues:
Cost of revenues	829,550	848,637	776,528
Online games [Member]
Revenues:
Revenues	440,902	389,788	449,533
Cost of revenues:
Cost of revenues	88,992	60,981	62,775
Others [Member]
Revenues:
Revenues	156,824	168,638	204,745
Cost of revenues:
Cost of revenues	$ 63,553	$ 72,868	$ 110,965